CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 8,209	$ (4,105)	$ (2,842)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Stock-based compensation	141	6,024	4,387
Gain on disposition of the discontinued operation	(297)
Depreciation of property, plant and equipment	1,606	1,449	1,157
Amortization of other intangible assets	873	926	851
Provision of inventories	41	1	(1)
Allowance for doubtful accounts	211	1,144	2,197
Impairment loss on purchased call options		1,316	639
Impairment of intangible assets		332	274
Impairment loss on property, plant and equipment		973
Impairment loss on goodwill		758	1,407
Losses on disposition of property, plant and equipment	9	27	44
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable	434	(17)	(1,970)
(Increase) decrease in inventories	(328)	258	(289)
Increase in prepayments and other assets	(679)	(1,054)	(693)
(Increase) decrease in deferred tax assets	(35)	(630)	(352)
Decrease (Increase) in deferred cost	99	(189)	(276)
(Increase) decrease in other non-current assets	(348)	50	79
Increase in accrued expenses and other liabilities	2,827	1,111	1,850
Increase in income tax payable	261	622	719
Increase (decrease) in deferred revenue	578	(235)	1,037
Increase (decrease) in refundable fees	898	917	(249)
(Increase) decrease in deferred tax liabilities	563	(486)	(316)
Net cash generated from operating activities	15,063	9,192	7,653
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of business			(21)
Maturity (purchase) of term deposits		(7,649)	27,750
Withdrawal of restricted cash	2,670	363	5,395
Acquisition of property, plant and equipment	(1,662)	(1,999)	(1,570)
Proceeds from disposition of property, plant and equipment		80	60
Disposal of the discontinued operation, net of cash disposed	(150)
Acquisition of other intangible assets	(387)	(402)	(194)
Payment of deposit for the acquisition of non-current assets		(236)
Net cash (used in) generated from investing activities	471	(9,843)	31,420
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(993)	(8,138)	(2,172)
Proceeds from share options exercised by employees	3,981	75	63
Loan to optionees in connection with exercise of options	(3,888)
Dividends paid to shareholders	(16,268)
Net cash used in financing activities	(17,168)	(8,063)	(2,109)
Exchange rate effect on cash and cash equivalents	410	906	354
Net (decrease) increase in cash and cash equivalents	(1,224)	(7,808)	37,318
Cash and cash equivalents at beginning of the year	50,947	58,755	21,437
Cash and cash equivalents at end of the year	49,723	50,947	58,755
Supplemental schedule of cash flows information
Income tax paid	(1,818)	(1,439)	(514)
Supplemental schedule of non-cash activities
Payable for acquisition of property, plant and equipment included in accrued expenses and other liabilities		633	94
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	111		356
Consideration payable in connection with acquisition of Champion Xinlixiang			1,643
Offset consideration payable in connection with acquisition of Champion Xinlixiang with receivable from original selling shareholder		$ (1,711)